LONG-TERM DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2017
Deposit Assets Disclosure [Abstract]
Schedule of Long Term Deposits	Long-term deposits consist of the following:
	As of December 31,
	2016	2017

Concession fee deposits	$5,547	$5,516
Office rental deposits	880	523

	$6,427	$6,039